Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2017
Securities loaned
Cash collateral received as percentage of fair value of securities loaned (in percent)	102.00%
Cash collateral received for securities loaned percentage foreign (in percent)	105.00%
Deferred policy acquisition and sales inducement costs
Allowance for credit loss	$ 15,847
Cumulative effect of change in accounting principle			$ 621
Adjustments for New Accounting Pronouncement
Deferred policy acquisition and sales inducement costs
Allowance for credit loss		$ 11,140
Minimum
Deferred policy acquisition and sales inducement costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	15 years
Maximum
Securities loaned
Length of securities lending transaction period (in days)	30 days
Deferred policy acquisition and sales inducement costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	30 years
Interest-sensitive life insurance | Minimum
Deferred policy acquisition and sales inducement costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	10 years
Interest-sensitive life insurance | Maximum
Deferred policy acquisition and sales inducement costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	20 years
Private equity/debt funds, real estate funds and tax credit funds
Deferred policy acquisition and sales inducement costs
Period over which recognition of income on funds is delayed (in month)	3 months
Retained income | Adjustments for New Accounting Pronouncement
Deferred policy acquisition and sales inducement costs
Cumulative effect of change in accounting principle			$ (5,409)	$ 39,990